Fair Value of Financial Instruments - Nonrecurring Fair Value Measurements (Details) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) ft²	Jun. 30, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2022 USD ($) ft²	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Measurements
Retained earnings	$ (1,264,979)			$ (1,264,979)		$ (1,250,328)	$ (1,246,450)
Total Losses
REO						111	7,393
ROU asset impairment	$ (123)			$ (123)		(393)
Sublease square footage | ft²	29,000			29,000
Nonrecurring Fair Value Measurements
Total Losses
REO		$ (313)			$ 1,559	111	7,400
ROU asset impairment	$ (123)		$ (393)	$ (123)
Nonrecurring Fair Value Measurements | Level 2
Fair Value Measurements
REO		$ 4,251			$ 4,251	3,479	3,173
Nonrecurring Fair Value Measurements | Level 3
Fair Value Measurements
ROU asset	$ 8,366			$ 8,366		$ 10,209	$ 13,512